BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2019
BUSINESS COMBINATION
BUSINESS COMBINATION

35.   BUSINESS COMBINATION

For the year ended December 31, 2019, significant business combination didn't occur in the Group.

(a) Acquisition of Shanghai SECCO

On October 26, 2017, a subsidiary of the Company, Gaoqiao Petrochemical Co., Ltd., purchased 50% equity interest in Shanghai SECCO from BP Chemicals East China Investment Limited with a cash consideration of RMB 10,135 ("the Transaction"). Before the Transaction, the Company and one of its subsidiaries held 30% and 20% equity interest in Shanghai SECCO, respectively. After the Transaction, the Company, together with its subsidiaries, hold 100% equity interest of Shanghai SECCO, which became a subsidiary of the Company.

Shanghai SECCO is principally engaged in the production and sale of petrochemical products including acrylonitrile, polystyrene, polyethylene, etc.

Based on the purchase price allocation performed, details of the purchase consideration, the net assets acquired and goodwill are as follows:

RMB
Purchase consideration
Acquisition date(October 26, 2017)
-Cash consideration for the purchase of 50% equity interest acquired	10,135
-Acquisition-date fair value of the 50% equity interest held before the acquisition	10,135
Total purchase consideration	20,270

The assets and liabilities recognized as a result of the acquisition are as follows:

Fair value
RMB

Cash and cash equivalents	5,653
Trade accounts receivable, net	538
Bills receivable	641
Inventories	1,702
Prepaid expenses and other current assets	2,130
Total current assets	10,664

Property, plant and equipment, net	9,587
Construction in progress	231
Deferred tax assets	11
Lease prepayments	1,920
Long-term prepayments and other assets	1,134
Total non-current assets	12,883

Total assets	23,547

Trade accounts payable	(2,092)
Accrued expenses and other payables	(1,517)
Income tax payable	(423)
Total current liabilities	(4,032)

Deferred tax liabilities (Note 25)	(1,786)
Net assets acquired	17,729
Goodwill (Note 21)	2,541

The goodwill is attributable to the high profitability of the acquired business and synergy to be achieved post the Transaction among Shanghai SECCO and the Group’s existing petrochemical operations located in eastern China.

As of Acquisition Date, a gain of RMB 3,941 was recognized as a result of remeauring the 50% equity interest held before the Transaction to its fair value, which is included in other operating (expense)/income in the Group's consolidated statement of income for the year ended December 31, 2017.

Shanghai SECCO contributed revenue of RMB 5,222 and net profit of RMB 726 to the Group for the period from the Acquisition Date to December 31, 2017.

If the acquisition had occurred on January 1, 2017, consolidated pro-forma revenue and profit for the year ended December 31, 2017 would have been RMB 2,365,632 and RMB 74,930 respectively. These amounts have been calculated using the subsidiary’s results and adjusting them for the additional depreciation and amortization that would have been charged assuming the fair value adjustments to property, plant and equipment and intangible assets had applied from January 1, 2017, together with the consequential tax effects.